Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM

BlackRock Money Market Portfolio

(the “Fund”)

Supplement dated March 10, 2020 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information

of the Fund, each dated July 29, 2019, as supplemented to date

The Board of Trustees of BlackRock FundsSM on behalf of the Fund has approved changes to the name, investment objective, principal investment strategies and risks of the Fund to give consideration to select environmental criteria.

Consequently, effective May 11, 2020, the following changes will be made:

The name of the Fund is changed to “BlackRock Wealth Liquid Environmentally Aware Fund.”

All references in the Fund’s summary prospectuses and prospectuses to “BlackRock Money Market Portfolio” are deleted and replaced with references to “BlackRock Wealth Liquid Environmentally Aware Fund.”

The section of the Fund’s summary prospectuses entitled “Summary Prospectus—Investment Objective” and the section of the Fund’s prospectuses entitled “Fund Overview—Investment Objective” are amended by deleting the existing sentence in its entirety and replacing it with the following:

The investment objective of BlackRock Wealth Liquid Environmentally Aware Fund (“WeLEAF” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.

The section of the Fund’s summary prospectuses entitled “Summary Prospectus—Principal Investment Strategies of the Fund” and the section of the Fund’s prospectuses entitled “Fund Overview—Principal Investment Strategies of the Fund” are amended by deleting the existing section in its entirety and replacing it with the following:

The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non-fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.

BlackRock will consider the following as part of the Fund’s environmental criteria:

•
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment has better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.

•	U.S. Government securities will be considered to have met the Fund’s environmental criteria

•	The Fund will not invest in securities issued or guaranteed by entities:

•	that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or

•	that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.

In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.

The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).”

The section of the Fund’s summary prospectuses entitled “Summary Prospectus—Principal Risks of Investing in the Fund” and the section of the Fund’s prospectuses entitled “Fund Overview—Principal Risks of Investing in the Fund” are amended by adding the following risk factor:

•
Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria.

In evaluating the environmental criteria for an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable. Currently, environmental data often lacks standardization, consistency and in some cases transparency. There may be different methodologies used by different data sources who compile environmental ratings of issuers or guarantors. This could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. If BlackRock were to solely rely on this data, the Fund may invest in issuers or guarantors who may not meet the environmental criteria for investment. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.

BLACKROCK MONEY MARKET PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM

BlackRock Money Market Portfolio

(the “Fund”)

Supplement dated March 10, 2020 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information

of the Fund, each dated July 29, 2019, as supplemented to date

The Board of Trustees of BlackRock FundsSM on behalf of the Fund has approved changes to the name, investment objective, principal investment strategies and risks of the Fund to give consideration to select environmental criteria.

Consequently, effective May 11, 2020, the following changes will be made:

The name of the Fund is changed to “BlackRock Wealth Liquid Environmentally Aware Fund.”

All references in the Fund’s summary prospectuses and prospectuses to “BlackRock Money Market Portfolio” are deleted and replaced with references to “BlackRock Wealth Liquid Environmentally Aware Fund.”

The section of the Fund’s summary prospectuses entitled “Summary Prospectus—Investment Objective” and the section of the Fund’s prospectuses entitled “Fund Overview—Investment Objective” are amended by deleting the existing sentence in its entirety and replacing it with the following:

The investment objective of BlackRock Wealth Liquid Environmentally Aware Fund (“WeLEAF” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.

The section of the Fund’s summary prospectuses entitled “Summary Prospectus—Principal Investment Strategies of the Fund” and the section of the Fund’s prospectuses entitled “Fund Overview—Principal Investment Strategies of the Fund” are amended by deleting the existing section in its entirety and replacing it with the following:

The Fund seeks to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal conditions, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer or guarantor, in the opinion of BlackRock, the Fund’s investment manager, at the time of purchase, meets the Fund’s environmental criteria. This policy is a non-fundamental policy of the Fund. However, the Fund will provide shareholders with at least 60 days’ prior written notice of any changes to the policy.

BlackRock will consider the following as part of the Fund’s environmental criteria:

•
The Fund will invest in securities whose issuer (or guarantor, if applicable) at the time of the Fund’s investment has better than average performance in environmental practices. In evaluating performance in environmental practices, BlackRock will use data or other environmental, social, or governance risk metrics including ratings provided by independent research vendor(s) in determining whether to invest (or continue to invest) in securities issued or guaranteed by a particular entity. These independent research vendor(s) may consider one or more of the following factors: issuer or industry exposure to environmentally intensive activities, disclosures by an issuer around climate related issues and environmental matters or specific targets or plans by an issuer to manage environmental exposures. BlackRock may change an independent research vendor at any time in its discretion. BlackRock will consider factors such as emissions, energy and water intensity, waste generation, green revenues and environmental disclosure levels in evaluating the environmental performance of an issuer or guarantor.

•	U.S. Government securities will be considered to have met the Fund’s environmental criteria

•	The Fund will not invest in securities issued or guaranteed by entities:

•	that derive more than 5% of their revenue from fossil fuels mining, exploration or refinement; or

•	that derive more than 5% of their revenue from thermal coal or nuclear energy based power generation.

In determining the efficacy of an issuer’s or guarantor’s environmental practices, BlackRock may also employ a proprietary model it has developed to consider the impact of various actions of an issuer or guarantor. The model uses third party data as well as information obtained by BlackRock to assess whether particular environmental factors may be material to an issuer or guarantor and capture any momentum around these factors. The model also seeks to consider more current headline news around an issuer or guarantor. The model may employ different inputs and weigh the significance of those inputs differently than the third party data sources that are used. BlackRock will conduct, as appropriate, its environmental evaluation of issuers and guarantors relative to a specific sector or across multiple sectors.

In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may invest in “green” bonds where, in the opinion of BlackRock, the use of proceeds from the sale of these securities will be used to finance projects intended to generate an environmental benefit. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities whose issuer (and, if applicable, guarantor) have below average performance in environmental practices or whose issuer (and, if applicable, guarantor) are not evaluated by any independent research vendor(s) currently used by the Fund, and whose issuer (and, if applicable, guarantor) do not otherwise meet the Fund’s environmental criteria.

The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).”

The section of the Fund’s summary prospectuses entitled “Summary Prospectus—Principal Risks of Investing in the Fund” and the section of the Fund’s prospectuses entitled “Fund Overview—Principal Risks of Investing in the Fund” are amended by adding the following risk factor:

•
Environmental Criteria Risk — The risk that because the Fund’s environmental criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. Consequently, the Fund may underperform funds that do not utilize an environmental strategy. BlackRock’s assessment of an issuer’s environmental criteria may change over time, which could cause the Fund to hold securities that may no longer meet BlackRock’s current environmental criteria.

In evaluating the environmental criteria for an issuer or guarantor, BlackRock is dependent upon information and data that may be incomplete, inaccurate or unavailable. Currently, environmental data often lacks standardization, consistency and in some cases transparency. There may be different methodologies used by different data sources who compile environmental ratings of issuers or guarantors. This could adversely affect the analysis of the environmental criteria relevant to a particular issuer or guarantor. If BlackRock were to solely rely on this data, the Fund may invest in issuers or guarantors who may not meet the environmental criteria for investment. Investing on the basis of environmental criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any vendors of BlackRock or any judgment exercised by BlackRock will reflect the beliefs or values of any particular investor.